Segment reporting - Disclosure of information about geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 92,115	€ 88,279
North America
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	50,410	48,344
France
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	16,031	14,717
Italy
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	8,646	9,564
Germany
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	5,334	4,918
Brazil
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	3,556	2,946
Spain
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	2,030	2,096
United Kingdom
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	1,278	1,335
Poland
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	812	637
Slovakia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	377	392
Serbia
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	105	109
Other countries
Disclosure of geographical areas [line items]
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€ 3,536	€ 3,221